Stockholders' Equity	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Stockholders' Equity
8.	Stockholders’ Equity
Under the Company’s articles of incorporation, the Company’s authorized capital stock consists of 2,000,000,000 common shares, par value $0.01 per share, and of 200,000,000 preferred shares, par value $0.01 per share. Following the
2021
Spin-Off discussed
in Note 1, the Company issued a total of 318,351 common shares and 795,878 of 8.75% Series A cumulative redeemable perpetual preferred shares. Each outstanding common share is entitled to one vote, either in person or by proxy, on all matters that may be voted upon by their holders at meetings of the shareholders. Holders of common shares (i) have equal ratable rights to dividends from funds legally available therefore, if declared by the Board of Directors; (ii) are entitled to share ratably in all of our assets available for distribution upon liquidation, dissolution or winding up; and (iii) do not have preemptive, subscription or conversion rights or redemption or sinking fund provisions. All issued common shares are fully paid for and non-assessable.

i)	NASDAQ Notification
On June 17, 2022, the Company received a written notification from the NASDAQ Stock Market, indicating that because the closing bid price of the Company’s common stock for 30 consecutive business days, from May 5, 2022 to June 16, 2022, was below the minimum $1.00 per share bid price requirement for continued listing on the Nasdaq Capital Market, the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2). Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the applicable grace period to regain compliance was 180 days, or until December 14, 2022. In December 2022, the Company received formal notification from the Listing Qualification Department of the Nasdaq Stock Market notifying the Company that it has been granted an additional
180-day
compliance period, or until June 12, 2023, to regain compliance with the minimum $1.00 bid price per share requirement of Nasdaq’s Marketplace Rule 5550(a)(2). The Company could cure this deficiency if the closing bid price of its common stock is $1.00 per share or higher for at least ten consecutive business days during the grace period. At the opening of trading on April 28, 2023, following an approval from the Company’s Board of Directors, the Company effected
1-for-15
reverse stock split of the Company’s common stock. On May 16, 2023 the Company regained compliance with Nasdaq Listing Rule 5550(a)(2) concerning the minimum bid price of the Company’s common stock.

ii)	Equity Offerings – common stock and warrants
During the year ended December 31, 2022, the Company raised $168,001,415 in gross proceeds, or $156,821,474 in net proceeds, from public offerings and from the partial exercises of warrants issued in the underwritten public offerings (details are provided below).

In the first quarter of 2022, the Company completed an underwritten public offering for 736,000 of its common stock and 11,040,000 Class A Warrants exercisable for 736,000 shares of common stock at an exercise price of $18.75 per share, including full exercise of the underwriter’s overallotment option. The Company also issued the underwriters of the offering 552,000 warrants (the “February 2022 Representative Purchase Warrants”), exercisable for 36,800 shares of common stock at an exercise price of $20.625 per share. The offering resulted in gross proceeds to the Company of $13,800,000. During the year ended December 31, 2022, an aggregate of 10,997,000 Class A Warrants had been exercised for 733,133 shares of the Company’s common stock, resulting in gross proceeds to the Company of $13,746,250 (2023: nil, 2024: nil).
In March 2022, the Company completed an underwritten public offering, including the full exercise of the underwriter’s overallotment option, of 2,874,997 units for $24 per unit, each unit consisting of (i) one share of common stock of the Company and (ii) fifteen Class B Warrants to purchase one share of common stock at an exercise price of $24 per share. The Company also issued 1,724,998 warrants to the representative of the underwriters (the “March 2022 Representative Purchase Warrants”) to purchase up to an aggregate of 115,000 shares of common stock at an exercise price of $30.00 per share. The offering resulted in gross proceeds to the Company of $68,999,920. In June 2022, several existing holders of Class B Warrants exercised 31,150,000 outstanding Class B Warrants to purchase an aggregate of 2,076,667 shares of common stock for cash, at an exercise price reduced by the Company from $24 per share to $10.5 per share, resulting in gross proceeds to the Company of $21,805,000. The exercising holders also received an aggregate of 31,150,000 Class D Warrants to purchase up to an aggregate of 2,076,667 shares of common stock at an exercise price per share of $12. The Company treated this warrant inducement transaction as a warrant modification and has recognized the incremental fair value of $2,943,675 of the Class D Warrants as a deemed dividend. As the Company was in an accumulated deficit position at the time of the transaction, the offsetting amount has been recorded against additional paid-in-capital.
For the year ended December 31, 2022, an aggregate of 31,322,950 Class B Warrants had been exercised for 2,088,197 shares of the Company’s common stock, resulting in gross proceeds to the Company of $22,081,720 (2023: nil, 2024: nil).
In May 2022, the Company completed an underwritten public offering, including the full exercise of the underwriter’s overallotment option, of 5,575,757 units for $8.25 per unit, each unit consisting of (i) one share of common stock of the Company and (ii) fifteen Class C Warrants to purchase one share of common stock at an exercise price of $8.25 per share. The Company also issued 2,090,909 warrants to the representative of the underwriters (the “May 2022 Representative Purchase Warrants”) to purchase up to an aggregate of 139,394 shares of common stock at an exercise price of $10.3125 per share. The offering resulted in gross proceeds to the Company of $45,999,999. For the year ended December 31, 2022, an aggregate of 5,357,500 Class C Warrants had been exercised for 357,167 shares of the Company’s common stock, resulting in proceeds to the Company of $2,946,625 (2023: nil, 2024: nil).
In December 2022, the Company completed a public offering of 98,280 shares of common stock, resulting in gross proceeds to the Company of $426,901.
In January 2023, February 2023 and March 2023, the Company completed a public offering of 3,287,062 shares of common stock resulting in gross proceeds of $12,095,255.
In August 2023, the Company completed an underwritten public offering of 8,499,999 units, each unit consisting of (i) one share of common stock of the Company at a price per share of $2.00 or one pre-funded
warrant exercisable for one share of common stock at a price per share of $1.99 and (ii) one Class E Warrant to purchase one share of common stock at an exercise price of $2.00 per share. The holders of the pre-funded
warrants were permitted to cashless exercise their warrants into common stock. As a result, 6,033,333 units were issued at a price per share of $2.00 and 2,447,184 were cashless exercised from the issued pre-funded
warrants at a price per warrant of $1.99. The offering resulted in gross proceeds to the Company of $16,975,331.

During the year ended December 31, 2023, certain Class C and D warrants were repurchased. In October 2023, the Company repurchased 22,200,000 Class C warrants exercisable to 1,480,000 common shares for an amount of $414,400 and 16,500,000 Class D Warrants exercisable to 1,100,000 common shares for an amount of $253,000. In addition, in December 2023, the Company repurchased 35,869,862 Class C warrants exercisable to 2,391,323 common shares for an amount of $669,570 and 12,049,995 Class D Warrants exercisable to 803,333 common shares for an amount of $184,768.
During the year ended December 31, 2024, 4,300,000 of Class E warrants were exercised.
As of December 31, 2024, the number of common shares that can potentially be issued under each outstanding class of warrants are:

Warrant class	Shares to be issued upon exercise of remaining warrants
Class A	2,867
Class B	786,800
Class C	1,347,267
Class D	173,334
Class E	4,199,999

Total	6,510,267

In addition, an aggregate of 291,194 additional common shares are potentially issuable upon exercise of the February 2022, March 2022 and May 2022 Representative Purchase Warrants.
The Company in its assessment for the accounting of the warrants issued during the year ended December 31, 2022, 2023 and 2024 has taken into consideration ASC 480 “Distinguishing liabilities from equity” and ASC 815 “Derivatives and Hedging” and determined that the warrants should be classified as equity instead of liability. Upon exercise of the warrants, the holder is entitled to receive common shares.

iii)	Treasury stock
On September 7, 2023, the Company’s Board of Directors approved a stock repurchase plan for an amount of up to $10,000,000 to be used for repurchasing the Company’s common shares. For the year ended December 31, 2023, the Company completed the repurchase of 3,444,536 shares paying an average price per share of $1.71 and $5,885,727 in total. For the year ended December 31, 2024, the Company completed the repurchase of 807,347 shares paying an average price per share of $3.10 and $2,504,498 in total. These shares are held as treasury stock by the Company. For the year ended December 31, 2022, the Company did not repurchase any of its common shares.

iv)	Preferred Shares:
The table below presents a summary of preferred shares outstanding as of December 31, 2023 and 2024.

Series	Description	Initial Issuance Date	Total Shares Outstanding	Liquidation Preference per Share (in dollars)	Carrying value (1)	Dividend Rate
Series A	8.75 % Cumulative Redeemable Perpetual	November 10, 2021	795,878	$25	$7,959	8.75% per annum of the Liquidation Preference per share

Series B	Series B Preferred Shares	October 21, 2022	16,000	$0.01	160	No dividend rights

			811,878		$8,119

1)	There are no issuance costs.
8.75% Series A cumulative redeemable perpetual preferred shares:
Holders of Series A Preferred Shares will be entitled to receive, when, as and if declared by the Company’s board of directors out of legally available funds for such purpose, cumulative cash dividends from the date of the
2021
Spin-Off.
Dividends on the Series A Preferred Shares accrue at a rate of 8.75% per annum per $25.00 stated liquidation preference per Series A Preferred Share. The dividend rate is not subject to adjustment. Dividends are payable on the 30th day of March, June, September and December of each year.
Aggregate dividends of $1,740,983, $1,740,983 and $1,736,562 were paid on the Company’s 795,878 Series A Preferred Shares ($0.1640625 per share) each of the years ended December 31, 2022, 2023 and 2024, respectively.
In the event of any liquidation, dissolution
or winding-up
of the Company’s affairs, whether voluntary or involuntary, holders of the Series A Preferred Shares will have the right to receive the liquidation preference of $25.00 per share plus an amount equal to all accumulated and unpaid dividends thereon to (but not including) the date of payment, whether or not declared, before any payments are made to holders of the Company’s common shares or any other junior securities.
The Series A Preferred Shares represent perpetual equity interests in the Company. The Company has no obligation to redeem or repurchase any Series A Preferred Shares at any time. The Series A Preferred Shares are subject to redemption, in whole or from time to time in part, at the Company’s option commencing on June 30, 2022.
Holders of the Series A Preferred Shares generally have no voting rights. However, if and whenever dividends payable on the Series A Preferred Shares are in arrears for six or more quarterly periods, whether or not consecutive, holders of Series A Preferred Shares (voting together as a class with holders of any Parity Securities upon which like voting rights have been conferred and are exercisable) will, subject to certain exceptions, be entitled to elect one additional director to serve on the Company’s board of directors unless the size of the board of directors already has been increased by reason of the election of a director by holders of Parity Securities upon which like voting rights have been conferred. This right will continue until the Company pays, or declares and sets apart for payment, all cumulative dividends on the Series A Preferred Shares.

Series B preferred shares:
On October 21, 2022, the Company entered into a stock purchase agreement and issued 16,000 shares of its newly-designated Series B Preferred Shares, par value $0.01 per share, to its Chairman and Chief Executive Officer, Harry Vafias, considered a related party, in return for cash consideration of $200,000. The issuance of the Series B preferred shares was approved by an independent committee of the board of directors of the Company which received a fairness opinion from an independent financial advisor that the transaction was fair from a financial point of view to the Company. Each series B preferred share entitles the holder to 25,000 votes per share on all matters submitted to a vote of the shareholders of the Company, provided however, that no holder of series B preferred shares may exercise voting rights pursuant to series B preferred shares that would result in the aggregate voting power of any beneficial owner of such shares and its affiliates to exceed 49.99 % of the total number of votes eligible to be cast on any matter submitted to a vote of shareholders of the Company. The holder of series B preferred shares shall have no special voting or consent rights and shall vote together as one class with the holders of the common shares on all matters put before the shareholders. The series B preferred shares are not convertible into common shares or any other security, are not redeemable, are not transferable and have no dividend rights. Upon any liquidation, dissolution or winding up of the Company, the series B preferred shares will rank pari-passu with the common shareholders and shall be entitled to receive a payment equal to the par value of $0.01 per share. The Series B preferred holder has no other rights to distributions upon any liquidation, dissolution or winding up of the Company.